Financial Instruments - Summary of Detailed Information Financial Assets And Liabilities Classified And Measured (Detail) - CAD ($) $ in Millions		Mar. 31, 2024	Mar. 31, 2023
Financial assets at amortised cost, category [member] | Cash [Member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial assets - Carrying Value	[1]	$ 97.9	$ 247.4
Financial assets - Fair Value	[1]	97.9	247.4
Financial assets at amortised cost, category [member] | Restricted Cash [Member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial assets - Carrying Value	[1]	3.9	3.9
Financial assets - Fair Value	[1]	3.9	3.9
Financial assets at amortised cost, category [member] | Trade receivables [member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial assets - Carrying Value	[2]	246.7	291.2
Financial assets - Fair Value	[2]	246.7	291.2
Financial liabilities at amortised cost, category [member] | Bank Indebtedness [Member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial liabilities - Carrying Value	[1]	0.3	1.9
Financial liabilities - Fair Value	[1]	0.3	1.9
Financial liabilities at amortised cost, category [member] | Accounts Payable and Accrued Liabilities [Member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial liabilities - Carrying Value	[1]	286.8	204.6
Financial liabilities - Fair Value	[1]	286.8	204.6
Financial liabilities at amortised cost, category [member] | Current Portion Of Governmental Loans [Member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial liabilities - Carrying Value	[3]	16.2	10.0
Financial liabilities - Fair Value	[3]	16.2	10.0
Financial liabilities at amortised cost, category [member] | Current portion of financing arrangement [Member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial liabilities - Carrying Value	[1]	0.9	0.0
Financial liabilities - Fair Value	[1]	0.9	0.0
Financial liabilities at amortised cost, category [member] | Long Term Governmental Loans [Member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial liabilities - Carrying Value	[3]	127.4	110.4
Financial liabilities - Fair Value	[3]	127.4	110.4
Financial liabilities at amortised cost, category [member] | Longterm portion of financing arrangement [Member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial liabilities - Carrying Value	[1]	10.4	0.0
Financial liabilities - Fair Value	[1]	10.4	0.0
Financial Instruments Measured At Fair Value Through Profit Or Loss Category [Member] | Warrant Liability [Member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial liabilities - Carrying Value	[4]	44.9	57.3
Financial liabilities - Fair Value	[4]	44.9	57.3
Financial Instruments Measured At Fair Value Through Profit Or Loss Category [Member] | Earnout Liability [Member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial liabilities - Carrying Value	[4]	13.8	16.8
Financial liabilities - Fair Value	[4]	13.8	16.8
Financial Instruments Measured At Fair Value Through Profit Or Loss Category [Member] | Share Based Payment Compensation Liability [Member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial liabilities - Carrying Value	[4]	31.9	33.5
Financial liabilities - Fair Value	[4]	$ 31.9	$ 33.5

[1]	Initial measurement at fair value and subsequent remeasurement at amortized cost.
[2]	Initial measurement at transaction price and subsequent remeasurement at amortized cost.
[3]	Level 2; Initial measurement at fair value and subsequent remeasurement at FVTOCI(L)
[4]	Level 1; Initial measurement at fair value and subsequent remeasurement at FVTP(L)